Property, plant and equipment (Schedule of Exploration Wells Movement and Balances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 666,879,000	$ 614,047,000	$ 614,665,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	113,041,000	100,470,000	78,614,000
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	56,491,000	25,795,000
Write-offs	(21,460,000)	(6,814,000)
Transfers	(28,335,000)	(11,806,000)
Property, plant and equipment at year-end	$ 17,000,000	$ 10,304,000	$ 3,129,000